Leases - Additional information (Details) $ in Millions	12 Months Ended
Jul. 31, 2025 USD ($) option_to_extend
Lessee, Lease, Description [Line Items]
Operating lease terms	17 years
Number of options to extend | option_to_extend	1
Option to extend operating leases	10 years
Operating sublease terms	5 years
Leases not yet commenced | $	$ 133
Maximum
Lessee, Lease, Description [Line Items]
Term of sublease renewal options (up to)	5 years
Terms for leases not yet commenced	10 years